Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales		$ 1,235,576	$ 1,496,963	$ 1,720,273
Cost of sales		1,104,088	1,329,406	1,503,647
Gross profit		131,488	167,557	216,626
Selling, general, and administrative expenses		183,039	238,641	266,164
Loss from operations		(51,551)	(71,084)	(49,538)
Interest income		2,721	2,348	1,164
Interest expense		(952)	(2,541)	(685)
Other income, net		3,553	2,759	5,280
Impairment of equity method investment				(2,281)
Gain from sales of investment		1,619	6,835	1,669
Change in fair value of warrants liabilities		4	11	1,063
Loss before provision for income taxes		(44,606)	(61,672)	(43,328)
Provision for (benefit from) income taxes		(1,278)	(2,682)	14,101
Net loss		$ (43,328)	$ (58,990)	$ (57,429)
Basic loss per share (in Dollars per share)	[1]	$ (2.25)	$ (3.12)	$ (3.08)
Diluted loss per share (in Dollars per share)	[1]	$ (2.25)	$ (3.12)	$ (3.08)
Weighted average shares used in computation of loss per share:
Weighted average shares used in computation of loss per share, Basic (in Shares)	[1]	19,285	18,928	18,653
Weighted average shares used in computation of loss per share, Diluted (in Shares)	[1]	19,285	18,928	18,653

[1]	Retroactively adjusted for the twenty-to-one share combination, effective April 7, 2025 – See Note 1